Schedule of unaudited financial information of Anteya Technology Corp. Statement of Operation (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement of operation
Net sale	$ 345,430	$ 753,672	$ 1,281,480	$ 2,166,012	$ 2,736,466	$ 3,812,652
Cost of goods sold	(233,208)	(477,779)	(850,494)	(1,400,199)	(1,883,714)	(2,728,433)
Gross profit	112,222	275,893	430,986	765,813	852,752	1,084,219
Net (loss)	(133,275)	(261,787)	(327,496)	(472,491)	(1,230,964)	(303,636)
Anteya Technology Corp [Member]
Statement of operation
Net sale			2,178,089	3,756,783	4,820,371	6,130,555
Cost of goods sold			(1,894,189)	(2,912,419)	(3,795,011)	(4,695,958)
Gross profit			283,900	844,364	1,025,360	1,434,597
Operating and non-operating expenses			837,575	934,520	(1,225,526)	(1,224,267)
Net (loss)			$ (553,675)	$ (90,156)	$ (200,166)	$ 210,330